Financial Instruments Per Category - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Changes in fair value	$ 1,800,000	$ 200,000
Short-term investments	0	249,937,000
Transfers between levels	$ 0	$ 0